TAXATION - Deferred Taxes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current
Allowance for doubtful debt	$ 6,976	¥ 48,568	¥ 38,993
Accrued expenses	3,036	21,139	25,894
Tax losses	21,115	146,996	151,440
Property and equipment	2,955	20,567	15,299
Intangible assets	530	3,691	2,221
Finance lease	9,932	69,148	50,980
Deferred government grant	171	1,189	2,662
Loss picked up on equity method investments	8,145	56,706	56,616
Valuation allowance	(22,786)	(158,638)	(184,664)
Total deferred tax assets	30,074	209,366	159,441
Non-current
Intangible assets	14,970	104,217	89,536
Property and equipment	11,696	81,424	48,496
Capitalized interest expenses	2,176	15,146	15,837
Gain picked up from equity method investments	256	1,785	3,851
Total non-current deferred tax liabilities	$ 29,098	¥ 202,572	¥ 157,720